INVESTMENT INCOME	12 Months Ended
Dec. 31, 2020
Investments, Debt and Equity Securities [Abstract]
INVESTMENT INCOME	INVESTMENT INCOME
Due and accrued income was excluded from investment income on the following bases:
•Mortgage loans - on loans in foreclosure or where collection of interest is uncertain.
•Securities - as recommended by Holdings’ Investments Under Surveillance Committee.
•Real Estate - where rent is in arrears more than three months or is deemed uncollectible.
There was no due and accrued income excluded for the year ended December 31, 2020 or 2019.
Net Investment Income
The following table summarizes the net investment income for December 31, 2020, 2019 and 2018 (in millions):

	Years Ended December 31,
	2020	2019	2018
	(in millions)
Fixed maturities	$59.7	$46.4	$39.8
Affiliated dividends	8.0	6.7	8.2
Mortgage loans	0.6	0.6	0.6
Policy loans	3.1	2.9	2.2
Cash and short-term instruments	0.5	1.8	1.3
Investment expense and other	(3.2)	(2.7)	(3.7)
Amortization of IMR	(0.4)	—	0.8
Net investment income	$68.3	$55.7	$49.2